Business Combinations - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 29, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 194,362	$ 188,768	$ 120,671
Aicel Technologies
Business Acquisition [Line Items]
Cash and cash equivalents	$ 1,525
Current assets, net	447
Property and equipment, net	53
Equity method investment	45
Intangible assets	3,000
Deferred revenues	(602)
Other current liabilities	(453)
Debt	(1,131)
Total net assets acquired	2,884
Goodwill	5,794
Total purchase price	$ 8,678	$ 300
Oxford Analytica
Business Acquisition [Line Items]
Cash and cash equivalents			207
Accounts receivable, net			668
Other current assets			274
Intangible assets			4,600
Accounts payable and accrued expenses			(1,052)
Deferred revenues			(2,340)
Other current liabilities			(237)
Deferred tax liability			(441)
Total net assets acquired			1,679
Goodwill			4,797
Total purchase price			6,476
Fireside
Business Acquisition [Line Items]
Cash and cash equivalents			51
Accounts receivable, net			389
Intangible assets			3,816
Accounts payable and accrued expenses			(136)
Total net assets acquired			4,120
Goodwill			13,402
Total purchase price			17,522
Timebase
Business Acquisition [Line Items]
Cash and cash equivalents			315
Accounts receivable, net			185
Other current assets			85
Intangible assets			1,474
Accounts payable and accrued expenses			(220)
Deferred revenues			(360)
Deferred tax liability			(475)
Total net assets acquired			1,004
Goodwill			3,315
Total purchase price			4,319
Board.org
Business Acquisition [Line Items]
Cash and cash equivalents			201
Accounts receivable, net			2,862
Other current assets			229
Intangible assets			9,122
Accounts payable and accrued expenses			(208)
Deferred revenues			(4,411)
Other current liabilities			(613)
Total net assets acquired			7,182
Goodwill			12,059
Total purchase price			19,241
Equilibrium
Business Acquisition [Line Items]
Cash and cash equivalents			149
Other current assets			13
Intangible assets			4,909
Accounts payable and accrued expenses			(58)
Deferred tax liability			(835)
Total net assets acquired			4,178
Goodwill			5,241
Total purchase price			9,419
Predata
Business Acquisition [Line Items]
Cash and cash equivalents			126
Accounts receivable, net			165
Other current assets			258
Intangible assets			5,336
Accounts payable and accrued expenses			(245)
Deferred revenues			(95)
Other current liabilities			(32)
Total net assets acquired			5,513
Goodwill			3,118
Total purchase price			8,631
Curate
Business Acquisition [Line Items]
Cash and cash equivalents			595
Accounts receivable, net			179
Other current assets			20
Intangible assets			3,720
Accounts payable and accrued expenses			(173)
Deferred revenues			(301)
Deferred tax liability			(609)
Total net assets acquired			3,431
Goodwill			4,973
Total purchase price			8,404
Forge
Business Acquisition [Line Items]
Cash and cash equivalents			40
Other current assets			90
Intangible assets			3,705
Accounts payable and accrued expenses			(316)
Deferred revenues			(281)
Total net assets acquired			3,238
Goodwill			8,557
Total purchase price			11,795
FrontierView
Business Acquisition [Line Items]
Cash and cash equivalents			783
Accounts receivable, net			1,535
Other current assets			289
Intangible assets			5,557
Accounts payable and accrued expenses			(1,034)
Deferred revenues			(2,173)
Total net assets acquired			4,957
Goodwill			13,150
Total purchase price			18,107
2021 Acquisitions
Business Acquisition [Line Items]
Cash and cash equivalents			2,467
Accounts receivable, net			5,983
Other current assets			1,258
Intangible assets			42,239
Accounts payable and accrued expenses			(3,442)
Deferred revenues			(9,961)
Other current liabilities			(882)
Deferred tax liability			(2,360)
Total net assets acquired			35,302
Goodwill			68,612
Total purchase price			$ 103,914